SELECTED STATEMENT OF OPERATIONS DATA (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected statement of operation [Line Items]
Research and Development Expense	$ 5,030	$ 4,643	$ 4,673
Research and Development Expense [Member]
Selected statement of operation [Line Items]
Payroll and related expenses	3,972	3,574	3,780
Rent and related expenses	378	286	300
Depreciation and amortization	133	163	169
Subcontracting	188	224	114
Other	$ 359	$ 396	$ 310